Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan
1. DESCRIPTION OF THE PLAN

General

The following description of the Kinder Morgan Savings Plan (the Plan) provides only general information. Plan participants (Participants) should refer to the Plan document for a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan established in 1945 for the benefit of eligible employees of Kinder Morgan, Inc. (the Company) and generally covers all full-time employees and part-time employees. Effective January 1, 2025, all employees were moved from Kinder Morgan, Inc. to KMGP Services Company, Inc. Certain employee classifications and some employees covered by collective bargaining agreements are not covered by the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Plan Administration

The Plan is administered by the Company’s Fiduciary Committee (Committee). Empower provides recordkeeping services for the Plan. The maintenance and custody of the Plan assets is administered by Empower Trust Company (the Trustee). Invesco Trust Company (Invesco) manages a separate account, known as the Stable Value Fund (the Fund) (see Note 3). Invesco serves as the custodian for the Fund.

Contributions

Participants may elect to make pre-tax or after-tax Roth contributions from 1% to 50% of their eligible annual compensation, limited by requirements of the Internal Revenue Code (IRC). Participants may discontinue their election to contribute at any time. Participants are automatically enrolled in the Plan with a pre-tax contribution rate of 6% of their eligible compensation unless they opt out or make a different contribution election. Participants who do not opt out of automatic enrollment are also enrolled in automatic escalation.

Every February, Participants who have not opted out of automatic escalation will automatically have a 1% increase in their contribution rate until the Participant reaches the end of the automatic escalation schedule. Participants can opt out of the automatic escalation or create their own automatic escalation schedules at any time. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans to the Plan.

The Company contributes 5% of eligible compensation to each Participant’s account each pay period, except for Company contributions for bargaining Participants who follow the respective collective bargaining agreements and part-time employees who are not eligible for Company contributions until they have attained 1,000 hours of service in a calendar year. All Company contributions are invested according to Participants’ investment elections on file or the default, if no election is filed. Participants can transfer from the default fund to other available investment funds at any time.

Participant Accounts

Each Participant’s account is credited with Participant contributions, Company contributions, and earnings. Participant accounts are charged a quarterly fee for administrative expenses. The benefit to which a Participant is entitled is the Participant’s vested account balance.

Benefits/Vesting

Company contributions vest on the second anniversary of the date of hire. Vesting of Company contributions for bargaining Participants will follow the respective collective bargaining agreements.

Participant contributions may be withdrawn in the event of unusual expenses connected with illness or disability, for college or funeral expenses for a Participant or his or her dependents, for the repair of damage to a primary residence caused by fire, storm, federally declared disaster, or other casualties. Additional options available under the Plan include withdrawals for the purchase of a primary residence, for qualified births or adoptions, or for victims of domestic abuse, as defined in the Plan document.
If not withdrawn earlier, a Participant’s account will be available for distribution, rollover, or payable in the event of termination of employment, death, or termination of the Plan. If upon termination, a Participant’s account is $1,000 or less, a lump-sum distribution will automatically be made to the Participant. If upon termination, a Participant’s account is more than $1,000 but less than $7,000, an automatic rollover will be made to an individual retirement account (IRA) account established in the Participant’s name at the rollover institution designated by the Committee. If upon termination, a Participant’s account is greater than $7,000, the Participant’s options are: lump-sum distribution, partial distribution, or periodic installments. If upon termination, a Participant’s account exceeds $7,000 and the Participant elects to leave his or her account in the Plan, the Participant would be required to take minimum distributions by age 73 under the IRC.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, Participants would become fully vested in Company contributions.

Notes Receivable from Participants

Participants may borrow, from the vested portion of their Plan accounts, a minimum of $1,000 up to a maximum equal to the lesser of 50% of their vested balance or $50,000, minus the highest outstanding loan balance from the previous 12 months. The Participants’ loans are secured by their vested balances. All loans are charged an interest rate equal to the prime rate on the first business day of the month of issuance plus 2% and the rate remains fixed during the life of the loan. The loans are subject to certain restrictions as defined in the Plan document and applicable restrictions under the IRC.

Forfeitures

Forfeitures of non-vested Company contributions remain in the Plan and earn interest income. Forfeited balances of terminated Participants’ non-vested accounts may be used to (1) reinstate previously forfeited amounts, (2) offset future Company contributions to the Plan, or (3) pay Plan administrative expenses. For the year ended December 31, 2025, terminated Participants forfeited $2,065,000 of Company contributions, and available forfeited balances including earnings (after reinstating previously forfeited amounts) in the amount of $2,493,000 were used to reduce Company contributions.

Recent Legislation

On December 29, 2022, the Consolidated Appropriations Act, 2023, which included the Setting Every Community Up for Retirement Enhancement 2.0 Act of 2022 (SECURE Act 2.0) was signed into law, which focuses on expanding retirement plan coverage and participation. The Plan has incorporated all required changes prescribed under the SECURE 2.0 Act for deadlines that have occurred to date, and will continue to implement additional required changes by the applicable legislative deadlines. The Plan has also incorporated certain voluntary provisions of the SECURE 2.0 Act, including the enhanced “super” catch-up contribution limits for participants with attained age 60 through 63 and distribution options for federally declared disasters and victims of domestic abuse. We may opt to include other voluntary provisions in the future.